Organization and nature of operations - Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries (Details)
12 Months Ended
Dec. 31, 2019
Giganology Shenzhen
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jun. 30, 2005
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services to related companies
Xunlei BVI
Variable Interest Entity [Line Items]
Place of incorporation	British Virgin Islands
Period of incorporation	Feb. 28, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Xunlei HK
Variable Interest Entity [Line Items]
Place of incorporation	Hong Kong
Period of incorporation	Mar. 31, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company and development of computer software
Xunlei Computer
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Nov. 30, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
HK Onething
Variable Interest Entity [Line Items]
Place of incorporation	Hong Kong
Period of incorporation	Dec. 31, 2017
Relationship	subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of cloud computing technology and provision of related services
Thailand Onething
Variable Interest Entity [Line Items]
Place of incorporation	Thailand
Period of incorporation	Jul. 31, 2018
Relationship	subsidiary
Percentage of direct or indirect economic ownership	49.00%
Principal activities	Development of cloud computing technology and provision of related services
Shenzhen Xunlei
Variable Interest Entity [Line Items]
Place of incorporation	People's Republic of China ("PRC")
Period of incorporation	Jan. 31, 2003
Relationship	VIE
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses
Wangwenhua
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Dec. 31, 2005
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of software for related companies, provision of advertising services and production of broadcast television programs
Zhuolian Software
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jan. 31, 2010
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of software technology development for related companies
Xunlei Games
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Feb. 28, 2010
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	70.00%
Principal activities	Development of online game and computer software for related companies and provision of advertising services
Onething
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Sep. 30, 2013
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software, sale of hardware, and provision of information technology services
Beijing Xunjing
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Oct. 31, 2015
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
Crystal Interactive
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	May 31, 2016
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development of computer software and provision of information technology services
Beijing Onething
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jan. 31, 2017
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technology services and development of computer software
Henan Tourism
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jun. 01, 2018
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Software development, tourism consulting and other related services
Xian Onething
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Period of incorporation	Jul. 31, 2018
Relationship	VIE's subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Development and research of blockchain technology and computer software